Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS LIFETIME PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000909230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2011
Growth and Income Portfolio (Prospectus Summary) | Growth and Income Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGIIX
Growth and Income Portfolio (Prospectus Summary) | Growth and Income Portfolio | Restricted Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGIRX